Revenue	12 Months Ended
Mar. 31, 2023
Revenue
Revenue
18.	Revenue

Disaggregation of revenue

For the years ended March 31, 2023, 2022 and 2021, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. Revenue consisted of the following categories:

	For the years ended March 31,
	2023	2022	2021
Online VIP membership revenue(1)	$8,030,991	$17,986,028	$23,988,077
Online SVIP membership revenue(1)	2,157,514	4,297,915	4,967,186
Technical services revenue(2)	1,135,239	766,676	213,283
Total	$11,323,744	$23,050,619	$29,168,546
(1)	The Group’s Online VIP membership revenue and Online SVIP membership revenue are principally derived from the rendering of vocational education services, as principal, to the online VIP and SVIP members(“members”) through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee per member. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee per member as well. The Company would then recognize the service revenue over the membership term for each customer member.
(2)	The Group also generates revenue as a principal from technology services including courseware development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the service period.

Contract balances

The following table provides information about the Group’s contract liabilities arising from contract with customers. The decrease in contract liabilities primarily resulted from the Group’s business decrease and the depressed economic environment.

	As of March 31,
	2023	2022
Deferred revenue-current	$1,357,236	$6,864,731
Deferred revenue-non-current	3,430	3,713
Total	$1,360,666	$6,868,444

	For the years ended March 31,
	2023	2022
Revenue recognized from deferred revenue balance	$6,825,412	$11,456,667

Deferred revenue refers to the remaining unamortized amount of membership fee of online members paid in advance. Deferred revenue primarily consists of membership fee received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

The Group’s remaining performance obligations represent the amount of the transaction price for which service has not been performed. As of March 31, 2023, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to $1,360,666. The Group expects to recognize revenue of $1,357,236 and $3,430 related the remaining performance obligations over the next 12 months and the next 12 months to 24 months, respectively.